Credit Facility (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 03, 2014		Apr. 27, 2013		Apr. 28, 2012
Line of Credit Facility [Line Items]
Credit facility at period end			$ 77,000		$ 324,200
Average balance outstanding during the period	48,254		214,702		306,038
Maximum borrowings outstanding during the period	$ 180,300		$ 462,900		$ 582,000
Weighted average interest rate during the period	15.65%	[1]	5.56%	[1]	4.71%	[1]
Interest rate at end of period	0.00%		4.93%		3.32%

[1]	Includes commitment fees.